UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Investors, LLC
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:   028-04169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:         Manager
Phone:         (414) 523-7560
Signature, Place, and Date of Signing:


/s/ James Scott Harkness       Pewaukee, Wisconsin        April 20, 2000
-------------------------      -------------------        ---------------
     (Signature)                   (City/State)               (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               93

Form 13F Information Table Value Total:  $235,591,714.16

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

                                   FORM 13F INFORMATION TABLE

                              Title                 Fair     Shares
                               of                  Market     PRN/   SH/  Put/  Investmt   Other       Voting Authority
Name of Issuer                Class   CUSIP        Value      AMT    PRN  Call  Dscretn   Managers   Sole   Share   None

ABBOTT LABS                    COM  002824100    146,907.81    4,175   SH         Sole                 4,175
AMBAC FINL GROUP INC.          COM  023139108     90,675.00    1,800   SH         Sole                 1,800
AMERICAN EAGLE OUTFITTERS INC. COM  02553E106 14,807,954.69  390,325   SH         Sole               390,325
AMERICAN HOME PRODS CP         COM  026609107    107,500.00    2,000   SH         Sole                 2,000
AMERICAN INTL GROUP            COM  026874107    762,120.00    6,960   SH         Sole                 6,960
AT&T CORP                      COM  001957109     52,764.81      937   SH         Sole                   937
BED BATH & BEYOND INC.         COM  075896100 18,469,828.12  469,075   SH         Sole               469,075
BELL ATLANTIC CORP             COM  077853100     48,900.00      800   SH         Sole                   800
BP AMOCO P L C SPONSORED ADR   COM  055622104    151,336.50    2,842   SH         Sole                 2,842
BRISTOL MYERS SQUIBB           COM  110122108    301,600.00    5,200   SH         Sole                 5,200
BRUNSWICK CORP                 COM  117043109      2,424.00      128   SH         Sole                   128
CABLE DESIGN TECH CORP         COM  126924109    188,794.31    5,563   SH         Sole                 5,563
CARNIVAL CORP                  COM  143658102     64,512.50    2,600   SH         Sole                 2,600
CBS CORP                       COM  12490K107     22,650.00      400   SH         Sole                   400
CDW COMPUTER CENTERS INC.      COM  125129106 12,234,571.56  144,895   SH         Sole               144,895
CHEVRON CORPORATION            COM  166751107     73,950.00      800   SH         Sole                   800
CISCO SYS INC.                 COM  17275R102    381,150.62    4,930   SH         Sole                 4,930
CITIGROUP INC.                 COM  172967101    199,922.62    3,339   SH         Sole                 3,339
COCA COLA CO                   COM  191216100    328,562.50    7,000   SH         Sole                 7,000
CONCORD EFS INC.               COM  206197105 10,745,071.87  468,450   SH         Sole               468,450
CTS CORP                       COM  126501105  7,287,450.00  127,850   SH         Sole               127,850
CVS CORP                       COM  126650100     29,449.00      784   SH         Sole                   784
DAIMLERCHRYSLER AG ORD         COM  D1668R123     18,322.50      280   SH         Sole                   280
DELL COMPUTER CORP             COM  247025109    683,657.81   12,675   SH         Sole                12,675
DEVRY INC.                     COM  251893103 17,694,575.00  580,150   SH         Sole               580,150
DISNEY WALT CO                 COM  254687106     11,343.75      275   SH         Sole                   275
DOLLAR GEN CORP                COM  256669102  4,761,846.87  177,185   SH         Sole               177,185
DOLLAR TREE STORES, INC.       COM  256747106  6,055,361.25  116,170   SH         Sole               116,170
DOVER CORP                     COM  260003108    191,500.00    4,000   SH         Sole                 4,000
DU PONT E I DE NEMOURS         COM  263534109    142,931.25    2,700   SH         Sole                 2,700


EBAY INC.                      COM  278642103      8,800.00       50   SH         Sole                    50
ELI LILLY AND COMPANY          COM  532457108     81,412.50    1,300   SH         Sole                 1,300
ERICSSON L M TEL CO ADR
 CL B SEK 10                   COM  294821400     28,143.75      300   SH         Sole                   300
EXPRESS SCRIPTS INC CL A       COM  302182100  9,180,990.00  218,595   SH         Sole               218,595
EXXON MOBIL CORP               COM  30231G102    274,340.00    3,520   SH         Sole                 3,520
FIFTH THIRD BANCORP            COM  316773100 12,084,030.00  191,810   SH         Sole               191,810
FIRST DATA CORP                COM  319963104     44,375.00    1,000   SH         Sole                 1,000
FISERV INC.                    COM  337738108 16,694,026.56  448,915   SH         Sole               448,915
GENERAL ELEC CO                COM  369604103    998,801.25    6,418   SH         Sole                 6,418
GENERAL MTRS CORP              COM  370442105     29,150.00      352   SH         Sole                   352
GLOBAL CROSSING LTD            COM  G3921A100     32,750.00      800   SH         Sole                   800
GTE CORP                       COM  362320103    226,490.00    3,190   SH         Sole                 3,190
HARLEY-DAVIDSON                COM  412822108    777,478.12    9,795   SH         Sole                 9,795
HEINZ H J CO                   COM  423074103     17,367.75      498   SH         Sole                   498
HERSHEY FOODS CORP             COM  427866108     33,491.25      687   SH         Sole                   687
HOME DEPOT INC.                COM  437076102     92,202.75    1,429   SH         Sole                 1,429
HOUGHTON MIFFLIN CO            COM  441560109     16,975.00      400   SH         Sole                   400
INTEL CORP                     COM  458140100  1,516,225.75   11,492   SH         Sole                11,492
INTERNATIONAL BUS MACH         COM  459200101     94,400.00      800   SH         Sole                   800
INTERPUBLIC GROUP COS. INC.    COM  460690100     51,975.00    1,100   SH         Sole                 1,100
J D S UNIPHASE CORP            COM  46612J101     60,281.25      500   SH         Sole                   500
JOHNSON & JOHNSON              COM  478160104     59,712.50      850   SH         Sole                   850
JOHNSON CONTROLS               COM  478366107     12,110.00      224   SH         Sole                   224
KIMBERLY CLARK CORP            COM  494368103     28,031.25      500   SH         Sole                   500
KONINKLIJKE PHILIPS EL SPON
 ADR NE                        COM  500472204    637,282.50    3,720   SH         Sole                 3,720
LUCENT TECHNOLOGIES            COM  549463107    418,766.25    6,837   SH         Sole                 6,837
MARCHFIRST INC.                COM  566244109    379,715.00   10,640   SH         Sole                10,640
MARSH & MCLENNAN COS. INC.     COM  571748102    110,312.50    1,000   SH         Sole                 1,000
MARSHALL & ILSLEY CORP         COM  571834100    959,227.50   16,610   SH         Sole                16,610
MCGRAW HILL COMPANIES INC.     COM  580645109     29,120.00      640   SH         Sole                   640
MCI WORLDCOM INC.              COM  55268B106  1,201,234.37   26,510   SH         Sole                26,510
MGIC INVT CORP WIS             COM  552848103 15,004,164.37  343,935   SH         Sole               343,935
MINNESOTA MNG & MFG CO         COM  604059105     35,425.00      400   SH         Sole                   400


NOKIA CORP SPONSORED ADR       COM  654902204    132,534.00      597   SH         Sole                   597
NORTEL NETWORKS CORP           COM  656569100    126,125.00    1,000   SH         Sole                 1,000
NORTHERN TR CORP               COM  665859104     87,831.25    1,300   SH         Sole                 1,300
NUCOR                          COM  670346105  4,224,500.00   84,490   SH         Sole                84,490
OSMONICS INC.                  COM  688350107      2,400.00      300   SH         Sole                   300
PFIZER INC.                    COM  717081103    252,281.25    6,900   SH         Sole                 6,900
PROCTER & GAMBLE CO.           COM  742718109     45,200.00      800   SH         Sole                   800
PROTECTIVE LIFE CORP           COM  743674103  7,932,896.25  249,855   SH         Sole               249,855
ROBERT HALF INTL INC.          COM  770323103    322,495.31    6,800   SH         Sole                 6,800
ROYAL DUTCH PETROLEUM NY
 REGIST                        COM  780257804     17,343.75      300   SH         Sole                   300
SBC COMMUNICATIONS INC.        COM  78387G103    117,950.00    2,800   SH         Sole                 2,800
SCHERING PLOUGH CORP           COM  806605101     14,850.00      400   SH         Sole                   400
SCHWAB CHARLES CP NEW          COM  808513105 17,042,841.00  299,984   SH         Sole               299,984
SCI SYS INC.                   COM  783890106 12,320,037.50  229,210   SH         Sole               229,210
SUN MICROSYSTEMS INC.          COM  866810104     65,592.19      700   SH         Sole                   700
T. ROWE PRICE ASSOCIATES INC.  COM  741477103 10,043,862.50  254,275   SH         Sole               254,275
TD WATERHOUSE GRP INC.         COM  872362108  8,511,250.00  340,450   SH         Sole               340,450
TELLABS INC.                   COM  879664100  4,839,404.45   76,835   SH         Sole                76,835
TEXAS INSTRS INC.              COM  882508104     80,000.00      500   SH         Sole                   500
TOLL BROTHERS INC.             COM  889478103  9,186,000.00  459,300   SH         Sole               459,300
TYCO INTL LTD NEW              COM  902124106  1,174,930.00   23,440   SH         Sole                23,440
UNITED PARCEL SERVICE INC.     COM  911312106    621,064.45    9,860   SH         Sole                 9,860
US BANCORP DEL                 COM  902973106     65,625.00    3,000   SH         Sole                 3,000
VARIAN INC.                    COM  922206107     92,100.00    2,400   SH         Sole                 2,400
VARIAN MEDICAL SYSTEMS INC.    COM  92220P105    109,500.00    2,400   SH         Sole                 2,400
VARIAN SEMICONDUCTOR EQUIPMENT COM  922207105    152,700.00    2,400   SH         Sole                 2,400
WAL MART STORES INC.           COM  931142103    341,825.00    6,050   SH         Sole                 6,050
WALGREEN CO                    COM  931422109     46,350.00    1,800   SH         Sole                 1,800
WARNER LAMBERT                 COM  934488107    330,183.75    3,380   SH         Sole                 3,380
XEROX CORP                     COM  984121103     15,600.00      600   SH         Sole                   600
GRAND TOTAL                                  235,591,714.16
